Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans, nonacrrual status	$ 6,490	$ 7,545	$ 7,347
Loans, 90+ days past due and accruing	0	2	165
Commercial And Industrial [Member]
Loans, nonacrrual status	920	1,450	365
Loans, 90+ days past due and accruing	0	0	0
Real Estate Construction Porfolio Segment [Member]
Loans, nonacrrual status	17	130	587
Loans, 90+ days past due and accruing	0	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, nonacrrual status	3,822	4,122	5,310
Loans, 90+ days past due and accruing	0	0	165
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, nonacrrual status	1,730	1,842	1,083
Loans, 90+ days past due and accruing	0	0	0
Consumer Portfolio Segment [Member]
Loans, nonacrrual status	0	1	2
Loans, 90+ days past due and accruing	$ 0	$ 2	$ 0